Cover	Apr. 01, 2022
Cover [Abstract]
Entity Registrant Name	AJIA INNOGROUP HOLDINGS, Ltd.
Entity Central Index Key	0001650739
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 01, 2022
Entity File Number	000-1650739
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1063313
Entity Address Address Line 1	1980 Festival Plaza Drive Suite 530
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89135
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	360-0652